Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Total equity	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Equity beginning balance at Dec. 31, 2021	€ 7,210	€ 7,033	€ 5	€ 220	€ 287	€ (156)	€ 6,677	€ 177
Profit after taxes	675	667						8
Other comprehensive income	138	131				94	37	7
Total comprehensive income	813	798				94	704	15
Issue of shares during the period	5	5		5
Equity-settled share-based payment expense	12	12					12
Dividends	(257)	(257)					(257)
Equity ending balance at Jul. 01, 2022	7,783	7,591	5	225	287	(62)	7,136	192
Equity beginning balance at Dec. 31, 2022	7,447	7,447	5	234	287	(507)	7,428	0
Profit after taxes	854	854					854
Other comprehensive income	(292)	(292)				(301)	9
Total comprehensive income	562	562				(301)	863	0
Issue of shares during the period	31	31		31
Equity-settled share-based payment expense	29	29					29
Dividends	(309)	(309)					(309)
Equity ending balance at Jun. 30, 2023	€ 7,760	€ 7,760	€ 5	€ 265	€ 287	€ (808)	€ 8,011	€ 0